Restructuring and Other - Restructuring and Other (Details) (Parenthetical) (Details) - USD ($) $ in Millions		3 Months Ended			9 Months Ended		12 Months Ended
		Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Operating Lease, Impairment Loss								$ 12.8
Equipment Cost For Insurance Recoveries Amount								1.0	$ 8.4	$ 15.6
Development costs written off								5.8
Incremental compensation expense								49.2
Insurance recoveries		$ 0.0		$ 0.1	$ 2.1	$ 0.6
Content impairments related to exiting local production in certain international territories		$ 7.3			7.3
Number of positions eliminated, period percent		8.00%
Restructuring expected cost		$ 26.1			26.1
Severance costs		$ 14.6			14.6
COVID-19 related charges (benefit)	[1]							(0.9)	(8.9)	(5.2)
Transaction and Other Costs
Restructuring Cost and Reserve [Line Items]
COVID-19 related charges (benefit)				$ 16.6		$ 16.6
Transaction and Other Costs | Consolidated Entity
Restructuring Cost and Reserve [Line Items]
Ownership percentage, parent				51.00%		51.00%
Three Arts Entertainment
Restructuring Cost and Reserve [Line Items]
Incremental compensation expense			$ 49.2					$ 49.2
Fifty One Percent Consolidated Entity
Restructuring Cost and Reserve [Line Items]
Equity method investment ownership percentage			51.00%					51.00%
Loss associated with theft							$ 16.6
Starz Business of Lions Gate Entertainment Corp
Restructuring Cost and Reserve [Line Items]
Equipment Cost For Insurance Recoveries Amount					1.1			$ 0.2	5.6	6.5
Impairment charges incurred from inception of the plan till date					289.3			300.6
Gain loss on legal settlement									11.0
COVID-19 related charges (benefit)								$ (0.1)	$ (2.8)	$ 1.8
Carrying value of the fair value for titles removed					$ 77.4

[1]	Amounts represent the incremental costs, if any, included in direct operating expense and distribution and marketing expense resulting from circumstances associated with the COVID-19 global pandemic, net of insurance recoveries. During the fiscal years ended March 31, 2024, 2023 and 2022, the Company has incurred a net benefit in direct operating expense due to insurance recoveries in excess of the incremental costs expensed in the period (see Note 15). These benefits (charges) are excluded from segment operating results.